Asset Retirement Obligation (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset retirement obligation at beginning of period	$ 48,909	$ 48,687	$ 45,496
Asset Retirement Obligation, Liabilities Incurred		0	350
Asset Retirement Obligation, Revision of Estimate		(480)	2,769
Asset Retirement Obligation, Accretion Expense		1,304	1,260
Asset retirement obligation at end of period		48,909	$ 48,687
Subsidiaries [Member]
Asset retirement obligation at beginning of period	48,909
Asset Retirement Obligations, Significant Changes	34,534
Asset Retirement Obligation, Liabilities Incurred	(3,696)
Asset Retirement Obligation, Revision of Estimate	450
Asset Retirement Obligation, Accretion Expense	1,220
Asset retirement obligation at end of period	$ 81,417	$ 48,909